Details of Significant Accounts - Leasing arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Lease commitments for short-term leases	$ 154	$ 136	$ 152
Minimum
Details of Significant Accounts
Lease term	2 years
Maximum
Details of Significant Accounts
Lease term	3 years